Property, Plant and Equipment, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Impairment for property, plant and equipment	¥ 0	¥ 0	¥ 0